Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 10, 2015	Jun. 30, 2014
Document and Entity Information:
Entity Registrant Name	BioSolar Inc
Document Type	10-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Entity Central Index Key	0001371128
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		12,171,879
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Public Float			$ 633,510
Date of Incorporation	Apr. 24, 2006
Trading Symbol	BSRC